Quarterly portfolio holdings
John Hancock
Tax-Advantaged Dividend Income Fund
Closed-end U.S. equity
July 31, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 7-31-25 (unaudited)
	Shares	Value
Common stocks 79.2% (54.2% of Total investments)		$723,474,922
(Cost $483,860,218)
Communication services 6.2%		56,896,943
Diversified telecommunication services 6.2%
AT&T, Inc. (A)	976,849	26,775,431
Verizon Communications, Inc. (A)	704,432	30,121,512
Consumer staples 1.4%		12,385,775
Tobacco 1.4%
Philip Morris International, Inc. (A)	75,500	12,385,775
Energy 11.8%		107,495,794
Oil, gas and consumable fuels 11.8%
BP PLC, ADR	765,450	24,609,213
Enbridge, Inc.	347,106	15,720,431
Kinder Morgan, Inc. (A)	1,085,000	30,445,100
Kinetik Holdings, Inc. (A)(B)	255,000	11,061,900
ONEOK, Inc. (A)	135,000	11,084,850
South Bow Corp.	555,000	14,574,300
Financials 2.4%		21,910,325
Banks 2.4%
Columbia Banking System, Inc. (A)(B)	368,333	8,766,325
Huntington Bancshares, Inc.	800,000	13,144,000
Materials 0.6%		5,718,000
Metals and mining 0.6%
Vale SA, ADR (A)(B)	600,000	5,718,000
Real estate 2.5%		23,013,627
Specialized REITs 2.5%
Crown Castle, Inc. (A)	126,243	13,266,877
Millrose Properties, Inc., Class A	325,000	9,746,750
Utilities 54.3%		496,054,458
Electric utilities 30.4%
Alliant Energy Corp.	320,000	20,803,200
American Electric Power Company, Inc. (A)	295,000	33,376,300
Duke Energy Corp. (A)(B)	240,000	29,193,600
Entergy Corp. (A)	297,000	26,857,710
Evergy, Inc. (A)(B)	295,000	20,886,000
Eversource Energy (A)(B)	298,227	19,712,805
Exelon Corp. (A)	280,000	12,583,200
FirstEnergy Corp.	510,000	21,782,100
OGE Energy Corp. (A)(B)	580,000	26,343,600
Pinnacle West Capital Corp.	80,000	7,249,600
PPL Corp. (A)(B)	700,000	24,983,000
The Southern Company (A)	194,925	18,416,514
Xcel Energy, Inc. (A)	207,000	15,202,080
Gas utilities 2.8%
Spire, Inc.	235,000	17,500,450
UGI Corp. (A)(B)	215,000	7,778,700
Independent power and renewable electricity producers 1.5%
The AES Corp.	1,058,023	13,913,002
Multi-utilities 19.6%
Algonquin Power & Utilities Corp.	2,145,700	12,659,630
Ameren Corp. (A)	265,000	26,799,450
2	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
Black Hills Corp. (A)(B)	319,775	$18,476,600
Dominion Energy, Inc. (A)(B)	389,814	22,784,628
DTE Energy Company (A)(B)	160,000	22,145,600
National Grid PLC, ADR	241,583	17,005,027
NiSource, Inc.	480,000	20,376,000
Public Service Enterprise Group, Inc. (A)	265,000	23,794,350

Sempra (A)	188,924	15,431,312
Preferred securities 33.8% (23.2% of Total investments)		$308,717,803
(Cost $311,124,519)
Communication services 0.9%		8,700,480
Wireless telecommunication services 0.9%
Telephone & Data Systems, Inc., 6.625%	410,400	8,700,480
Financials 24.5%		223,556,316
Banks 12.0%
Bank of America Corp., 5.000% (A)	124,650	2,549,093
Bank of America Corp., 7.250%	7,000	8,540,000
Citizens Financial Group, Inc., 6.500% (6.500% 10-6-30, then 5 Year CMT + 2.629%)	180,950	4,536,417
Citizens Financial Group, Inc., 7.375% (A)	406,650	10,764,026
Fifth Third Bancorp, 6.000% (A)	356,905	8,704,913
First Busey Corp., 8.250%	260,000	6,578,000
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%) (A)	320,150	8,202,243
KeyCorp, 5.650% (A)	116,975	2,586,317
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%) (A)	164,050	4,088,126
M&T Bank Corp., 7.500% (A)	385,000	10,406,550
Regions Financial Corp., 4.450% (A)	296,634	5,363,143
Synovus Financial Corp., 7.922% (3 month CME Term SOFR + 3.614%) (A)(C)	48,150	1,235,048
Synovus Financial Corp., 8.397% (5 Year CMT + 4.127%) (A)(C)	337,150	8,843,445
UMB Financial Corp., 7.750% (7.750% to 7-15-30, then 5 Year CMT + 3.743%) (A)	215,400	5,643,480
Wells Fargo & Company, 7.500%	11,000	13,029,940
Wintrust Financial Corp., 7.875% (7.875% to 7-15-30, then 5 Year CMT + 3.878%) (A)	327,600	8,583,120
Capital markets 3.5%
Carlyle Finance LLC, 4.625% (A)	65,274	1,183,418
KKR & Company, Inc., 6.250%	79,120	4,545,444
Morgan Stanley, 6.375% (A)	300,000	7,479,000
The Bank of New York Mellon Corp., 6.150% (6.150% to 3-20-30, then 5 Year CMT + 2.161%)	336,450	8,687,139
TPG Operating Group II LP, 6.950% (A)	400,000	10,392,000
Consumer finance 1.1%
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%) (A)	388,900	10,088,066
Financial services 1.7%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%) (A)	486,000	12,942,180
Jackson Financial, Inc., 8.000% (8.000% to 3-30-28, then 5 Year CMT + 3.728%)	91,850	2,404,633
Insurance 6.2%
American National Group, Inc., 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	196,400	4,968,920
American National Group, Inc., 7.375%	409,100	10,350,230
Aspen Insurance Holdings, Ltd., 7.000% (A)	319,850	7,900,295
Athene Holding, Ltd., 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%)	355,787	8,855,538
F&G Annuities & Life, Inc., 7.300%	305,275	7,360,180
Lincoln National Corp., 9.000% (A)	408,300	11,158,839
The Allstate Corp., 7.375% (A)	207,525	5,586,573
Information technology 2.8%		25,330,975
Software 1.9%
MicroStrategy, Inc., 9.000% (A)	83,300	7,870,184
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	3

	Shares	Value
Information technology (continued)
Software (continued)
MicroStrategy, Inc., 10.000% (A)	110,665	$9,450,791
Technology hardware, storage and peripherals 0.9%
Hewlett Packard Enterprise Company, 7.625%	133,500	8,010,000
Utilities 5.6%		51,130,032
Electric utilities 4.9%
Duke Energy Corp., 5.750% (A)	200,000	4,974,000
NextEra Energy, Inc., 7.234%	285,000	12,608,400
PG&E Corp., 6.000%	162,300	6,169,023
SCE Trust II, 5.100%	271,790	4,476,381
SCE Trust VI, 5.000%	135,701	2,252,637
SCE Trust VII, 7.500%	361,525	8,362,073
SCE Trust VIII, 6.950%	265,825	5,962,455
Gas utilities 0.6%
Spire, Inc., 5.900% (A)	219,650	5,326,513
Multi-utilities 0.1%
Sempra, 5.750% (A)	45,000	998,550

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 0.5% (0.3% of Total investments)				$4,486,300
(Cost $4,420,000)
U.S. Government Agency 0.5%				4,486,300
Farm Credit Bank of Texas
Bond (7.000% to 9-15-30, then 5 Year CMT + 3.010%) (D)	7.000	09-15-30	4,420,000	4,486,300

Corporate bonds 32.5% (22.3% of Total investments)				$296,976,261
(Cost $287,928,542)
Communication services 1.3%				11,767,987
Wireless telecommunication services 1.3%
Rogers Communications, Inc. (7.125% to 4-15-35, then 5 Year CMT + 2.620%)	7.125	04-15-55	11,500,000	11,767,987
Energy 1.7%				15,097,849
Oil, gas and consumable fuels 1.7%
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (D)(E)	9.000	09-30-29	15,094,000	15,097,849
Financials 22.0%				201,428,051
Banks 17.0%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (D)	9.625	05-21-33	5,600,000	6,614,003
Bank of America Corp. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.193%) (A)(B)(D)	5.875	03-15-28	3,500,000	3,513,955
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (A)(B)(D)	6.125	04-27-27	12,690,000	12,800,124
Bank of America Corp. (6.250% to 7-26-30, then 5 Year CMT + 2.351%) (D)	6.250	07-26-30	4,500,000	4,484,520
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (D)	6.625	05-01-30	9,381,000	9,606,641
Barclays PLC (9.625% to 6-15-30, then 5 Year SOFR ICE Swap Rate + 5.775%) (D)	9.625	12-15-29	6,760,000	7,635,961
Citigroup, Inc. (6.875% to 8-15-30, then 5 Year CMT + 2.890%) (D)	6.875	08-15-30	7,000,000	7,059,500
Citigroup, Inc. (6.950% to 2-15-30, then 5 Year CMT + 2.726%) (A)(B)(D)	6.950	02-15-30	5,200,000	5,242,130
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (A)(B)(D)	7.375	05-15-28	9,800,000	10,180,838
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (D)	7.625	11-15-28	11,955,000	12,471,360
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.265%) (C)(D)	7.550	10-06-25	11,000,000	11,001,661
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.419%) (C)(D)	7.704	10-06-25	15,500,000	15,501,953
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (D)	6.450	10-01-27	5,000,000	5,031,690
CoBank ACB (7.250% to 7-1-29, then 5 Year CMT + 2.880%) (D)	7.250	07-01-29	5,250,000	5,397,599
JPMorgan Chase & Co. (6.875% to 6-1-29, then 5 Year CMT + 2.737%) (A)(B)(D)	6.875	06-01-29	7,820,000	8,173,253
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (D)(E)	10.000	11-14-28	3,900,000	4,299,274
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (D)	6.000	05-15-27	10,500,000	10,520,144
Wells Fargo & Company (6.850% to 9-15-29, then 5 Year CMT + 2.767%) (D)	6.850	09-15-29	6,500,000	6,732,837
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (D)	7.625	09-15-28	8,624,000	9,179,843
4	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets 3.7%
State Street Corp. (6.700% to 3-15-29, then 5 Year CMT + 2.613%) (D)	6.700	03-15-29	5,244,000	$5,406,543
The Bank of New York Mellon Corp. (6.300% to 3-20-30, then 5 Year CMT + 2.297%) (A)(B)(D)	6.300	03-20-30	6,444,000	6,604,862
The Goldman Sachs Group, Inc. (6.125% to 11-10-34, then 10 Year CMT + 2.400%) (A)(B)(D)	6.125	11-10-34	4,664,000	4,612,047
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (D)	7.500	02-10-29	7,493,000	7,914,511
The Goldman Sachs Group, Inc. (7.500% to 5-10-29, then 5 Year CMT + 2.809%) (D)	7.500	05-10-29	8,861,000	9,258,239
Insurance 1.3%
SBL Holdings, Inc. (9.508% to 5-13-30, then 5 Year CMT + 5.580%) (D)(E)	9.508	05-13-30	11,975,000	12,184,563
Industrials 0.7%				6,386,141
Trading companies and distributors 0.7%
Air Lease Corp. (6.000% to 12-15-29, then 5 Year CMT + 2.560%) (D)	6.000	09-24-29	6,501,000	6,386,141
Materials 0.9%				8,451,577
Chemicals 0.9%
FMC Corp. (8.450% to 11-1-30, then 5 Year CMT + 4.366%)	8.450	11-01-55	8,175,000	8,451,577
Real estate 0.7%				6,152,619
Residential REITs 0.7%
BW Real Estate, Inc. (9.500% to 3-30-30, then 5 Year CMT + 5.402%) (D)(E)	9.500	03-30-30	6,100,000	6,152,619
Utilities 5.2%				47,692,037
Electric utilities 1.4%
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (D)(E)	10.250	03-15-28	11,825,000	13,015,970
Gas utilities 0.4%
Northwest Natural Holding Company (7.000% to 9-15-35, then 5 Year CMT + 2.701%) (A)(B)	7.000	09-15-55	4,000,000	4,067,076
Independent power and renewable electricity producers 3.4%
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55	10,946,000	11,055,941
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (D)(E)	8.000	10-15-26	6,710,000	6,849,004
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (D)(E)	8.875	01-15-29	11,722,000	12,704,046

	Yield (%)	Shares	Value
Short-term investments 0.0% (0.0% of Total investments)			$437,818
(Cost $437,805)
Short-term funds 0.0%			437,818
John Hancock Collateral Trust (F)	4.2650(G)	43,774	437,818

Total investments (Cost $1,087,771,084) 146.0%	$1,334,093,104
Other assets and liabilities, net (46.0%)	(420,329,636)
Total net assets 100.0%	$913,763,468

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-25 was $672,752,292.
(B)	All or a portion of this security is on loan as of 7-31-25, and is a component of the fund’s leverage under the Liquidity Agreement. The value of securities on loan amounted to $177,443,640.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 7-31-25.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	5

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	210,000,000	USD	Fixed 3.662%	USD SOFR Compounded OIS(a)	Semi Annual	Quarterly	May 2026	—	$1,134,210	$1,134,210
Centrally cleared	104,500,000	USD	Fixed 3.473%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	768,155	768,155
Centrally cleared	52,200,000	USD	Fixed 3.817%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Dec 2026	—	79,696	79,696
								—	$1,982,061	$1,982,061

(a)	At 7-31-25, the overnight SOFR was 4.390%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
6	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2025, by major security category or type:
	Total value at 7-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$723,474,922	$723,474,922	—	—
Preferred securities	308,717,803	308,717,803	—	—
U.S. Government and Agency obligations	4,486,300	—	$4,486,300	—
Corporate bonds	296,976,261	—	296,976,261	—
Short-term investments	437,818	437,818	—	—
Total investments in securities	$1,334,093,104	$1,032,630,543	$301,462,561	—
Derivatives:
Assets
Swap contracts	$1,982,061	—	$1,982,061	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	43,774	$1,834,019	$196,014,376	$(197,409,954)	$(626)	$3	$268,655	—	$437,818
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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